Licensing revenue, contract revenue and deferred revenue	12 Months Ended
Dec. 31, 2019
Revenue and deferred revenue [Abstract]
Licensing revenue, contract revenue and deferred revenue
Licensing revenue, contract revenue and deferred revenue
Licensing Revenue
The Company recorded licensing revenue of $118,000 (2018 - $118,000) related to the upfront license payment of $1,500,000 received in 2010 pursuant to the 3SBio Inc. license agreement. Under the agreement, the primary substantive obligations of the Company are to grant the license and transfer intellectual knowledge to 3SBio. Under the agreement, the Company is also required to maintain the patent portfolio in China, Taiwan and Hong Kong, and to provide further support and cooperation to 3SBio over the life of the agreement, which coincides with the life of the patents. Any additional assistance which may be provided to 3SBio will be performed on a full cost recovery basis. The deferred licensing fee revenue is recognized on a straight-line basis as the Company satisfies the performance obligations over the life of the patents and the benefit to the customer transfers ratably throughout the patent live, which expires in 2022. As at December 31, 2019, $324,000 (2018 - $442,000) of deferred revenue remains relating to this payment. The Company will provide commercial supply to 3SBio on a cost-plus basis and will receive ongoing royalties based on sales of voclosporin by 3SBio.
On April 17, 2017, the Company entered into an agreement with Merck Animal Health (“MAH”) whereby the Company granted them worldwide rights to develop and commercialize its patented nanomicellar voclosporin ophthalmic solution (“VOS”) for the treatment of Dry Eye Syndrome in dogs. The Company received a milestone payment of $200,000 in 2019. This agreement provided MAH with a right to use intellectual property. MAH was able to direct the use of and obtain substantially all of the benefits from the license at the time that control of the rights were transferred and therefore, this $200,000 milestone payment was recognized as revenue in the year ended December 31, 2019. The Company is eligible to receive further payments based on certain development and sales milestones and receive royalties based on global product sales.
Contract Revenue
In 2018 the Company earned a contract milestone of $345,000 (CA$450,000) pursuant to a purchase and sale agreement dated February 14, 2014 between Ciclofilin Pharmaceuticals Corp. (now Hepion Pharmaceuticals, Inc.) and Aurinia Pharmaceuticals Inc. under which the Company sold the Non-Immunosuppressive Cyclosporine Analogue Molecules (NICAMs) early stage research and development asset to Ciclofilin. The Company is eligible to receive further payments based on certain development and sales milestones and to receive royalties based on global product sales. The Company has no obligations under this agreement.